Dreyfus Midcap Index Fund, Inc. (the "Registrant")

Incorporated herein by reference is the definitive version of the above-referenced Registrant’s prospectus filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on March 1, 2017 (SEC Accession No. 0000875732-17-000004).